Intangible Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets
7.	INTANGIBLE ASSETS

	2019	2018	2017
Net book value of intangible assets	37,608	20,402	9,976
Provision for impairment of intangible assets	(429)	—	—

	37,179	20,402	9,976

The evolution of the Group’s intangible assets for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Service concession	Exploration rights	Other intangibles	Total
Cost	11,749	3,093	5,494	20,336
Accumulated amortization	7,235	149	4,838	12,222

Balance as of December 31, 2016	4,514	2,944	656	8,114

Cost
Increases	947	8	198	1,153
Translation effect	2,141	513	953	3,607
Decreases and reclassifications	(13)	(149)	185	23
Accumulated amortization
Increases	615	—	223	838
Translation effect	1,330	—	885	2,215
Decreases and reclassifications	—	(149)	17	(132)
Cost	14,824	3,465	6,830	25,119
Accumulated amortization	9,180	—	5,963	15,143

Balance as of December 31, 2017	5,644	3,465	867	9,976

Cost
Increases	1,303	276	765	2,344
Translation effect	15,544	3,414	6,636	25,594
Adjustment for inflation (1)	—	—	591	591
Decreases and reclassifications	31	(248)	(100)	(317)
Accumulated amortization
Increases	1,190	—	559	1,749
Translation effect	9,740	—	6,243	15,983
Adjustment for inflation (1)	—	—	58	58
Decreases and reclassifications	—	—	(4)	(4)
Cost	31,702	6,907	14,722	53,331
Accumulated amortization	20,110	—	12,819	32,929

Balance as of December 31, 2018	11,592	6,907	1,903	20,402

Cost
Increases	1,271	4,171 (2)	705	6,147
Translation effect	18,969	5,680	7,862	32,511
Adjustment for inflation (1)	—	—	833	833
Decreases and reclassifications	(6)	(103)	181	72
Accumulated amortization
Increases	1,848	—	526	2,374
Translation effect	12,332	—	7,475	19,807
Adjustment for inflation (1)	—	—	199	199
Decreases and reclassifications	—	—	(23)	(23)
Cost	51,936	16,655	24,303	92,894
Accumulated amortization	34,290	—	20,996	55,286

Balance as of December 31, 2019	17,646	16,655	3,307	37,608

(1)	Corresponds to adjustment for inflation of opening balances of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
(2)	See Note 3.